LONG TERM DEBT (Details) $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) Covenant	Dec. 31, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 19, 2013 USD ($)
Debt Instrument [Line Items]
Drawn on facility	$ 137.0	$ 47.0
Number of debt covenants | Covenant	3
2013 Credit Facility [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity				$ 60.0
Maturity date	Dec. 31, 2018
Deferred financing				$ 0.8
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity			$ 150.0
Maturity date	Mar. 31, 2020
Deferred financing			$ 1.2